Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 20, 2017
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Jan. 20, 2017
Document Effective Date	Jan. 20, 2017
Prospectus Date	Jan. 20, 2017